Note 14 - Financial Instruments with Off-balance Sheet Risk - Financial Instruments with Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments to extend credit	$ 146,450	$ 126,885
Letters of credit	$ 1,076	$ 623